Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₨ 174,957	$ 2,048	₨ 147,210	₨ 147,657
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 61,130		₨ 51,435	₨ 51,591
Income exempt from tax	(12,960)		(14,897)	(17,398)
Basis differences that will reverse during a tax holiday period	(332)		(202)	268
Income taxed at higher/ (lower) rates	(7,736)		(7,497)	(3,818)
Taxes related to prior years	(2,306)		2,567	(536)
Changes in unrecognized deferred tax assets	(17)		1,092	618
Expenses disallowed for tax purpose	4,460		3,945	3,563
Others, net	538		(354)	(296)
Income tax expense	₨ 42,777	$ 501	₨ 36,089	₨ 33,992
Effective income tax rate	24.45%	24.45%	24.52%	23.02%